UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

MFS® Growth Fund

MEG-SEM

MFS® Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.8%
Facebook, Inc., “A”	4.7%
Visa, Inc., “A”	4.2%
Adobe Systems, Inc.	4.2%
Alphabet, Inc., “A”	4.0%
MasterCard, Inc., “A”	3.4%
Netflix, Inc.	2.9%
Alphabet, Inc., “C”	2.3%
Salesforce.com, Inc.	2.3%

Equity sectors
Technology	29.9%
Financial Services	12.2%
Health Care	11.5%
Special Products & Services	10.1%
Leisure	10.0%
Retailing	8.5%
Industrial Goods & Services	4.8%
Consumer Staples	4.0%
Autos & Housing	2.5%
Transportation	2.0%
Utilities & Communications	1.3%
Energy	0.9%
Basic Materials	0.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2017 through May 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2017 through May 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/17	Ending Account Value 5/31/18	Expenses Paid During Period (p) 12/01/17-5/31/18
A	Actual	0.91%	$1,000.00	$1,106.07	$4.78
	Hypothetical (h)	0.91%	$1,000.00	$1,020.39	$4.58
B	Actual	1.67%	$1,000.00	$1,102.08	$8.75
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
C	Actual	1.67%	$1,000.00	$1,102.04	$8.75
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
I	Actual	0.67%	$1,000.00	$1,107.50	$3.52
	Hypothetical (h)	0.67%	$1,000.00	$1,021.59	$3.38
R1	Actual	1.67%	$1,000.00	$1,101.95	$8.75
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
R2	Actual	1.17%	$1,000.00	$1,104.75	$6.14
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
R3	Actual	0.92%	$1,000.00	$1,106.14	$4.83
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
R4	Actual	0.67%	$1,000.00	$1,107.40	$3.52
	Hypothetical (h)	0.67%	$1,000.00	$1,021.59	$3.38
R6	Actual	0.58%	$1,000.00	$1,107.96	$3.05
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
FLIR Systems, Inc.	875,303	$47,178,832
Honeywell International, Inc.	534,955	79,125,194

		$126,304,026
Alcoholic Beverages - 1.8%
Constellation Brands, Inc., “A”	1,267,904	$282,844,024
Pernod Ricard S.A.	279,627	46,975,234

		$329,819,258
Apparel Manufacturers - 1.2%
NIKE, Inc., “B”	3,043,698	$218,537,516

Biotechnology - 1.9%
Biogen, Inc. (a)	386,560	$113,633,177
Biomarin Pharmaceutical, Inc. (a)	450,673	40,713,799
Regeneron Pharmaceuticals, Inc. (a)	126,140	37,882,365
Vertex Pharmaceuticals, Inc. (a)	1,001,937	154,298,298

		$346,527,639
Broadcasting - 2.9%
Netflix, Inc. (a)	1,516,093	$533,058,299

Brokerage & Asset Managers - 2.5%
Blackstone Group LP	1,540,319	$49,182,386
Charles Schwab Corp.	4,143,794	230,477,822
Intercontinental Exchange, Inc.	2,634,960	186,792,314

		$466,452,522
Business Services - 8.6%
Cognizant Technology Solutions Corp., “A”	1,690,291	$127,363,427
Fidelity National Information Services, Inc.	1,839,379	188,021,321
Fiserv, Inc. (a)	4,706,552	341,695,675
FleetCor Technologies, Inc. (a)	741,423	147,802,675
Global Payments, Inc.	1,591,386	176,898,468
MSCI, Inc.	407,458	66,240,447
PayPal Holdings, Inc. (a)	2,130,747	174,870,406
TransUnion	812,427	55,732,492
Verisk Analytics, Inc., “A” (a)	2,069,560	219,870,055
Worldpay, Inc. (a)	1,397,389	111,050,504

		$1,609,545,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 0.9%
Comcast Corp., “A”	5,113,267	$159,431,665

Chemicals - 0.3%
Monsanto Co.	515,271	$65,676,442

Computer Software - 14.1%
Adobe Systems, Inc. (a)	3,155,114	$786,506,818
Intuit, Inc.	1,461,947	294,728,515
Microsoft Corp.	10,945,648	1,081,867,848
PTC, Inc. (a)	503,313	43,405,713
Salesforce.com, Inc. (a)	3,309,989	428,080,878

		$2,634,589,772
Computer Software - Systems - 1.5%
Apple, Inc.	1,509,006	$281,987,951

Construction - 2.5%
Sherwin-Williams Co.	675,470	$256,171,998
Vulcan Materials Co.	1,687,188	215,521,395

		$471,693,393
Consumer Products - 1.3%
Colgate-Palmolive Co.	1,616,234	$101,968,203
Estee Lauder Cos., Inc., “A”	911,187	136,167,785

		$238,135,988
Consumer Services - 1.5%
Bookings Holdings, Inc. (a)	130,755	$275,751,835

Electrical Equipment - 2.7%
AMETEK, Inc.	1,993,651	$145,596,332
Amphenol Corp., “A”	1,678,304	145,894,967
Fortive Corp.	1,637,220	119,009,522
TE Connectivity Ltd.	964,885	89,811,496

		$500,312,317
Electronics - 2.5%
Analog Devices, Inc.	1,201,478	$116,759,632
NVIDIA Corp.	1,383,980	349,025,916

		$465,785,548
Energy - Independent - 0.9%
Concho Resources, Inc. (a)	350,719	$48,157,226
Pioneer Natural Resources Co.	640,589	123,697,736

		$171,854,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - 0.4%
Six Flags Entertainment Corp. (l)	1,045,039	$67,425,916

Food & Beverages - 0.3%
Monster Worldwide, Inc. (a)	1,013,186	$51,834,596

Gaming & Lodging - 1.2%
Hilton Worldwide Holdings, Inc.	674,264	$54,419,847
Marriott International, Inc., “A”	1,290,294	174,654,196

		$229,074,043
General Merchandise - 0.4%
Dollar Tree, Inc. (a)	967,333	$79,892,033

Insurance - 1.1%
Aon PLC	1,516,441	$212,104,603

Internet - 11.7%
Alibaba Group Holding Ltd., ADR (a)	679,123	$134,473,145
Alphabet, Inc., “A” (a)	680,652	748,717,200
Alphabet, Inc., “C” (a)	398,062	431,893,290
Facebook, Inc., “A” (a)	4,565,335	875,539,946

		$2,190,623,581
Leisure & Toys - 3.6%
Activision Blizzard, Inc.	4,733,014	$335,618,023
Electronic Arts, Inc. (a)	2,522,135	330,172,693

		$665,790,716
Machinery & Tools - 1.4%
Roper Technologies, Inc.	775,402	$213,848,117
Xylem, Inc.	629,214	44,296,666

		$258,144,783
Major Banks - 0.9%
Goldman Sachs Group, Inc.	146,647	$33,124,624
Morgan Stanley	2,813,683	141,078,066

		$174,202,690
Medical Equipment - 7.5%
Abbott Laboratories	2,335,522	$143,704,669
Cooper Cos., Inc.	78,259	17,710,794
Danaher Corp.	3,289,060	326,537,877
Edwards Lifesciences Corp. (a)	854,418	117,320,135
Medtronic PLC	2,595,647	224,056,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	858,594	$149,412,528
Thermo Fisher Scientific, Inc.	1,993,963	415,282,674

		$1,394,024,926
Other Banks & Diversified Financials - 7.6%
Mastercard, Inc., “A”	3,305,236	$628,391,468
Visa, Inc., “A”	6,047,539	790,534,298

		$1,418,925,766
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	2,074,524	$109,161,453
Eli Lilly & Co.	681,617	57,964,710
Zoetis, Inc.	2,825,045	236,456,266

		$403,582,429
Railroad & Shipping - 1.9%
Canadian Pacific Railway Ltd.	847,945	$163,475,317
Union Pacific Corp.	1,407,262	200,900,723

		$364,376,040
Restaurants - 1.2%
Aramark	1,306,681	$50,725,357
Starbucks Corp.	2,905,002	164,626,463

		$215,351,820
Specialty Stores - 6.9%
Amazon.com, Inc. (a)	686,242	$1,118,313,688
Costco Wholesale Corp.	256,746	50,897,327
Lululemon Athletica, Inc. (a)	400,924	42,117,066
Ross Stores, Inc.	1,030,775	81,307,532

		$1,292,635,613
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	1,806,958	$250,028,778

Tobacco - 0.7%
Philip Morris International, Inc.	1,618,041	$128,698,981
Total Common Stocks (Identified Cost, $9,404,343,963)		$18,292,181,917

Investment Companies - 1.9% (h)
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $357,198,088)	357,235,260	$357,199,537

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.1%
Issuer	Shares/Par	Value ($)
JPMorgan U.S. Government Money Market Fund, 1.64% (j) (Identified Cost, $28,176,125)	28,176,125	$28,176,125

Other Assets, Less Liabilities - (0.1)%		(25,421,278)
Net Assets - 100.0%		$18,652,136,301

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $357,199,537 and $18,320,358,042, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $27,440,356 of securities on loan (identified cost, $9,432,520,088)	$18,320,358,042
Investments in affiliated issuers, at value (identified cost, $357,198,088)	357,199,537
Cash	2,056
Receivables for
Investments sold	97,911,113
Fund shares sold	28,706,214
Interest and dividends	12,040,333
Other assets	34,585
Total assets	$18,816,251,880
Liabilities
Payables for
Investments purchased	$96,161,649
Fund shares reacquired	35,773,965
Collateral for securities loaned, at value	28,176,125
Payable to affiliates
Investment adviser	556,574
Shareholder servicing costs	3,115,749
Distribution and service fees	95,424
Payable for independent Trustees’ compensation	6,611
Accrued expenses and other liabilities	229,482
Total liabilities	$164,115,579
Net assets	$18,652,136,301
Net assets consist of
Paid-in capital	$9,360,295,866
Unrealized appreciation (depreciation)	8,887,839,403
Accumulated net realized gain (loss)	386,809,822
Undistributed net investment income	17,191,210
Net assets	$18,652,136,301
Shares of beneficial interest outstanding	183,189,134

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,219,244,811	52,622,505	$99.18
Class B	147,113,007	1,828,736	80.45
Class C	578,140,405	7,242,242	79.83
Class I	3,995,829,849	37,948,030	105.30
Class R1	17,701,516	220,945	80.12
Class R2	186,411,770	1,985,715	93.88
Class R3	754,172,019	7,641,029	98.70
Class R4	997,236,299	9,728,730	102.50
Class R6	6,756,286,625	63,971,202	105.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $105.23 [100 / 94.25 x $99.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$68,530,953
Dividends from affiliated issuers	2,799,738
Other	125,153
Income on securities loaned	3,525
Foreign taxes withheld	(112,605)
Total investment income	$71,346,764
Expenses
Management fee	$49,035,988
Distribution and service fees	11,597,789
Shareholder servicing costs	6,585,302
Administrative services fee	318,025
Independent Trustees’ compensation	63,627
Custodian fee	164,157
Shareholder communications	375,233
Audit and tax fees	34,449
Legal fees	82,054
Miscellaneous	359,912
Total expenses	$68,616,536
Fees paid indirectly	(1,572)
Reduction of expenses by investment adviser and distributor	(995,367)
Net expenses	$67,619,597
Net investment income (loss)	$3,727,167
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$363,506,467
Affiliated issuers	(19,699)
Foreign currency	(133,856)
Net realized gain (loss)	$363,352,912
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,429,019,802
Affiliated issuers	29,762
Net unrealized gain (loss)	$1,429,049,564
Net realized and unrealized gain (loss)	$1,792,402,476
Change in net assets from operations	$1,796,129,643

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$3,727,167	$14,880,425
Net realized gain (loss)	363,352,912	527,279,408
Net unrealized gain (loss)	1,429,049,564	3,543,880,355
Change in net assets from operations	$1,796,129,643	$4,086,040,188
Distributions declared to shareholders
From net realized gain	$(425,001,175)	$(207,202,012)
Change in net assets from fund share transactions	$600,329,630	$(76,980,458)
Total change in net assets	$1,971,458,098	$3,801,857,718
Net assets
At beginning of period	16,680,678,203	12,878,820,485
At end of period (including undistributed net investment income of $17,191,210 and $13,464,043, respectively)	$18,652,136,301	$16,680,678,203

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
Class A			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$92.03		$71.50	$73.58		$71.53	$63.99	$48.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.08	)(c)	$(0.03)	$(0.09)	$0.03
Net realized and unrealized gain (loss)	9.58		21.72	0.56		4.88	8.78	15.58
Total from investment operations	$9.53		$21.69	$0.48		$4.85	$8.69	$15.61
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$99.18		$92.03	$71.50		$73.58	$71.53	$63.99
Total return (%) (r)(s)(t)(x)	10.61	(n)	30.79	0.72	(c)	7.09	13.82	32.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	1.01	(c)	1.01	1.02	1.05
Expenses after expense reductions (f)	0.91	(a)	0.93	0.96	(c)	0.96	0.98	1.04
Net investment income (loss)	(0.11	)(a)	(0.04)	(0.11	)(c)	(0.04)	(0.13)	0.05
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$5,219,245		$4,746,269	$4,281,060		$4,442,995	$4,285,993	$3,755,552

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class B			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$75.36		$59.19	$61.80		$60.97	$55.12	$41.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.33)		$(0.52)	$(0.50	)(c)	$(0.47)	$(0.50)	$(0.33)
Net realized and unrealized gain (loss)	7.80		17.85	0.45		4.10	7.50	13.47
Total from investment operations	$7.47		$17.33	$(0.05)		$3.63	$7.00	$13.14
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$80.45		$75.36	$59.19		$61.80	$60.97	$55.12
Total return (%) (r)(s)(t)(x)	10.21	(n)	29.81	(0.03	)(c)	6.28	12.96	31.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.71	1.76	(c)	1.76	1.77	1.80
Expenses after expense reductions (f)	1.67	(a)	1.68	1.71	(c)	1.71	1.73	1.79
Net investment income (loss)	(0.86	)(a)	(0.79)	(0.86	)(c)	(0.79)	(0.89)	(0.68)
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$147,113		$140,459	$126,174		$139,394	$143,281	$149,880

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class C			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$74.80		$58.76	$61.38		$60.57	$54.77	$41.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.33)		$(0.52)	$(0.50	)(c)	$(0.48)	$(0.50)	$(0.34)
Net realized and unrealized gain (loss)	7.74		17.72	0.44		4.09	7.45	13.39
Total from investment operations	$7.41		$17.20	$(0.06)		$3.61	$6.95	$13.05
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$79.83		$74.80	$58.76		$61.38	$60.57	$54.77
Total return (%) (r)(s)(t)(x)	10.20	(n)	29.80	(0.05	)(c)	6.29	12.95	31.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.71	1.76	(c)	1.76	1.77	1.80
Expenses after expense reductions (f)	1.67	(a)	1.69	1.71	(c)	1.71	1.73	1.79
Net investment income (loss)	(0.87	)(a)	(0.79)	(0.86	)(c)	(0.80)	(0.89)	(0.72)
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$578,140		$645,936	$573,516		$545,745	$470,720	$349,813

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class I			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$97.44		$75.45	$77.34		$74.86	$66.83	$50.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.10	(c)	$0.15	$0.08	$0.15
Net realized and unrealized gain (loss)	10.17		22.96	0.59		5.13	9.17	16.28
Total from investment operations	$10.24		$23.15	$0.69		$5.28	$9.25	$16.43
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)		$—	$(0.07)	$—
From net realized gain	(2.38)		(1.16)	(2.56)		(2.80)	(1.15)	—
Total distributions declared to shareholders	$(2.38)		$(1.16)	$(2.58)		$(2.80)	$(1.22)	$—
Net asset value, end of period (x)	$105.30		$97.44	$75.45		$77.34	$74.86	$66.83
Total return (%) (r)(s)(t)(x)	10.75	(n)	31.12	0.96	(c)	7.36	14.08	32.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.71	0.76	(c)	0.76	0.77	0.80
Expenses after expense reductions (f)	0.67	(a)	0.69	0.71	(c)	0.71	0.74	0.79
Net investment income (loss)	0.14	(a)	0.22	0.14	(c)	0.21	0.11	0.25
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$3,995,830		$3,461,152	$4,077,839		$3,166,345	$3,218,199	$2,100,936

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R1			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$75.07		$58.96	$61.58		$60.76	$54.93	$41.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.33)		$(0.52)	$(0.50	)(c)	$(0.48)	$(0.50)	$(0.32)
Net realized and unrealized gain (loss)	7.76		17.79	0.44		4.10	7.48	13.40
Total from investment operations	$7.43		$17.27	$(0.06)		$3.62	$6.98	$13.08
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$80.12		$75.07	$58.96		$61.58	$60.76	$54.93
Total return (%) (r)(s)(t)(x)	10.19	(n)	29.82	(0.05	)(c)	6.29	12.96	31.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.71	1.76	(c)	1.76	1.77	1.80
Expenses after expense reductions (f)	1.67	(a)	1.69	1.71	(c)	1.71	1.74	1.79
Net investment income (loss)	(0.86	)(a)	(0.79)	(0.87	)(c)	(0.80)	(0.89)	(0.68)
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$17,702		$16,858	$12,305		$15,890	$15,390	$13,451

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R2			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$87.34		$68.08	$70.36		$68.69	$61.65	$46.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)		$(0.22)	$(0.24	)(c)	$(0.20)	$(0.25)	$(0.11)
Net realized and unrealized gain (loss)	9.08		20.64	0.52		4.67	8.44	15.03
Total from investment operations	$8.92		$20.42	$0.28		$4.47	$8.19	$14.92
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$93.88		$87.34	$68.08		$70.36	$68.69	$61.65
Total return (%) (r)(s)(t)(x)	10.47	(n)	30.46	0.46	(c)	6.82	13.52	31.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.26	(c)	1.26	1.27	1.30
Expenses after expense reductions (f)	1.17	(a)	1.19	1.21	(c)	1.21	1.24	1.29
Net investment income (loss)	(0.37	)(a)	(0.29)	(0.37	)(c)	(0.30)	(0.39)	(0.20)
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$186,412		$197,723	$169,378		$168,350	$172,551	$161,937

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R3			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$91.59		$71.17	$73.26		$71.23	$63.73	$48.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.08	)(c)	$(0.04)	$(0.09)	$0.02
Net realized and unrealized gain (loss)	9.54		21.61	0.55		4.87	8.74	15.53
Total from investment operations	$9.49		$21.58	$0.47		$4.83	$8.65	$15.55
Less distributions declared to shareholders
From net realized gain	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.15)	$—
Net asset value, end of period (x)	$98.70		$91.59	$71.17		$73.26	$71.23	$63.73
Total return (%) (r)(s)(t)(x)	10.61	(n)	30.78	0.71	(c)	7.09	13.81	32.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	1.01	(c)	1.01	1.02	1.05
Expenses after expense reductions (f)	0.92	(a)	0.94	0.96	(c)	0.96	0.99	1.02
Net investment income (loss)	(0.11	)(a)	(0.04)	(0.11	)(c)	(0.05)	(0.14)	0.04
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$754,172		$690,689	$528,606		$475,700	$462,227	$340,673

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R4			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$94.92		$73.53	$75.42		$73.07	$65.26	$49.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.18	$0.09	(c)	$0.15	$0.08	$0.16
Net realized and unrealized gain (loss)	9.89		22.37	0.58		5.00	8.95	15.88
Total from investment operations	$9.96		$22.55	$0.67		$5.15	$9.03	$16.04
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$(0.07)	$—
From net realized gain	(2.38)		(1.16)	(2.56)		(2.80)	(1.15)	—
Total distributions declared to shareholders	$(2.38)		$(1.16)	$(2.56)		$(2.80)	$(1.22)	$—
Net asset value, end of period (x)	$102.50		$94.92	$73.53		$75.42	$73.07	$65.26
Total return (%) (r)(s)(t)(x)	10.74	(n)	31.11	0.96	(c)	7.36	14.08	32.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.71	0.76	(c)	0.76	0.77	0.80
Expenses after expense reductions (f)	0.67	(a)	0.69	0.71	(c)	0.71	0.73	0.79
Net investment income (loss)	0.14	(a)	0.21	0.13	(c)	0.21	0.11	0.29
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$997,236		$898,023	$667,609		$505,125	$849,381	$783,009

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R6			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$97.68		$75.57	$77.45		$74.89	$66.83	$50.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.17	(c)	$0.22	$0.14	$0.21
Net realized and unrealized gain (loss)	10.19		23.01	0.59		5.14	9.18	16.26
Total from investment operations	$10.31		$23.27	$0.76		$5.36	$9.32	$16.47
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.08)		$—	$(0.11)	$—
From net realized gain	(2.38)		(1.16)	(2.56)		(2.80)	(1.15)	—
Total distributions declared to shareholders	$(2.38)		$(1.16)	$(2.64)		$(2.80)	$(1.26)	$—
Net asset value, end of period (x)	$105.61		$97.68	$75.57		$77.45	$74.89	$66.83
Total return (%) (r)(s)(t)(x)	10.80	(n)	31.23	1.06	(c)	7.47	14.20	32.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.61	0.66	(c)	0.66	0.68	0.71
Expenses after expense reductions (f)	0.58	(a)	0.59	0.61	(c)	0.62	0.64	0.71
Net investment income (loss)	0.23	(a)	0.29	0.24	(c)	0.29	0.20	0.37
Portfolio turnover	9	(n)	21	24		35	33	32
Net assets at end of period (000 omitted)	$6,756,287		$5,883,569	$2,442,334		$2,447,418	$2,121,395	$1,634,569

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$18,292,181,917	$—	$—	$18,292,181,917
Mutual Funds	385,375,662	—	—	385,375,662
Total	$18,677,557,579	$—	$—	$18,677,557,579

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $27,440,356. The fair value of the fund’s investment securities on loan and a related liability of $28,176,125 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income

Notes to Financial Statements (unaudited) – continued

generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Long-term capital gains	$207,202,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$9,817,802,006
Gross appreciation	8,940,049,477
Gross depreciation	(80,293,904)
Net unrealized appreciation (depreciation)	$8,859,755,573

As of 11/30/17
Undistributed ordinary income	36,443,888
Undistributed long-term capital gain	460,038,397
Post-October capital loss deferral	(6,468,702)
Other temporary differences	(7,625)
Net unrealized appreciation (depreciation)	7,430,706,009

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain
	Six months ended 5/31/18	Year ended 11/30/17
Class A	$122,294,977	$69,152,524
Class B	4,398,911	2,434,720
Class C	20,480,828	11,234,825
Class I	85,031,731	64,068,465
Class R1	532,472	240,995
Class R2	5,316,148	2,879,182
Class R3	19,195,155	8,771,044
Class R4	22,530,970	10,529,817
Class R6	145,219,983	37,890,440
Total	$425,001,175	$207,202,012

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.60%
In excess of $5 billion and up to $10 billion	0.55%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2018, this management fee reduction amounted to $801,377, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $581,951 for the six months ended May 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$6,182,453
Class B	0.75%	0.25%	1.00%	1.00%	721,310
Class C	0.75%	0.25%	1.00%	1.00%	3,221,953
Class R1	0.75%	0.25%	1.00%	1.00%	87,404
Class R2	0.25%	0.25%	0.50%	0.50%	463,112
Class R3	—	0.25%	0.25%	0.25%	921,557
Total Distribution and Service Fees					$11,597,789

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2018, this rebate amounted to $187,372, $2,623, $3,702, $289, and $4 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2018, were as follows:

Amount
Class A	$14,870
Class B	87,758
Class C	24,673

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2018, the fee was $833,870, which equated to 0.0094% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,751,432.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.0036% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,819 and the Retirement Deferral plan resulted in an expense of $103. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $6,597 at May 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $13,977 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to

Notes to Financial Statements (unaudited) – continued

ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,114,344 and $6,919,653, respectively. The sales transactions resulted in net realized gains (losses) of $269,883.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 3, 2018 to May 31, 2018, this reimbursement amounted to $123,017, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,733,764,992 and $1,558,988,738, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,259,492	$406,119,864	8,435,982	$670,763,455
Class B	145,543	11,267,126	268,670	17,727,692
Class C	706,240	54,156,109	1,516,776	99,244,908
Class I	6,856,879	693,905,744	27,725,984	2,299,014,808
Class R1	23,012	1,775,925	49,550	3,370,497
Class R2	216,379	19,393,447	547,033	41,400,306
Class R3	1,467,980	137,330,951	2,198,193	175,360,980
Class R4	1,174,038	116,026,953	2,825,483	227,260,084
Class R6	9,233,791	929,692,521	37,186,488	3,278,634,754
	24,083,354	$2,369,668,640	80,754,159	$6,812,777,484

Shares issued to shareholders in reinvestment of distributions
Class A	1,230,680	$111,401,114	868,689	$62,467,460
Class B	57,547	4,238,945	39,367	2,334,878
Class C	246,799	18,040,981	151,710	8,931,892
Class I	807,404	77,502,729	789,372	59,968,601
Class R1	7,258	532,472	4,079	240,995
Class R2	52,759	4,525,130	35,878	2,454,400
Class R3	213,086	19,194,822	122,339	8,757,002
Class R4	233,336	21,805,217	137,911	10,205,427
Class R6	1,447,503	139,307,699	470,471	35,798,134
	4,296,372	$396,549,109	2,619,816	$191,158,789

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,442,697)	$(421,619,942)	(17,606,760)	$(1,396,668,036)
Class B	(238,146)	(18,515,056)	(575,886)	(38,037,381)
Class C	(2,345,797)	(180,613,039)	(2,793,142)	(183,891,474)
Class I	(5,237,283)	(529,248,620)	(47,038,378)	(4,160,208,469)
Class R1	(33,899)	(2,609,475)	(37,739)	(2,486,294)
Class R2	(547,327)	(48,429,031)	(806,801)	(61,987,118)
Class R3	(1,580,816)	(148,643,904)	(2,207,030)	(176,178,692)
Class R4	(1,139,767)	(111,778,901)	(2,581,569)	(215,404,452)
Class R6	(6,942,719)	(704,430,151)	(9,743,257)	(846,054,815)
	(22,508,451)	$(2,165,888,119)	(83,390,562)	$(7,080,916,731)

Net change
Class A	1,047,475	$95,901,036	(8,302,089)	$(663,437,121)
Class B	(35,056)	(3,008,985)	(267,849)	(17,974,811)
Class C	(1,392,758)	(108,415,949)	(1,124,656)	(75,714,674)
Class I	2,427,000	242,159,853	(18,523,022)	(1,801,225,060)
Class R1	(3,629)	(301,078)	15,890	1,125,198
Class R2	(278,189)	(24,510,454)	(223,890)	(18,132,412)
Class R3	100,250	7,881,869	113,502	7,939,290
Class R4	267,607	26,053,269	381,825	22,061,059
Class R6	3,738,575	364,570,069	27,913,702	2,468,378,073
	5,871,275	$600,329,630	(16,587)	$(76,980,458)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Managed Wealth Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one

Notes to Financial Statements (unaudited) – continued

month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended May 31, 2018, the fund’s commitment fee and interest expense were $52,087 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		347,084,308	709,060,085	(698,909,133)	357,235,260

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(19,699)	$29,762	$—	$2,799,738	$357,199,537

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for the series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.